SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 12 — SUBSEQUENT EVENTS

On October 10, 2013 the Corporation mailed an information statement on Schedule 14C to Corporation’s stockholders (which became effective on November 1, 2013) relating to amending the convertible promissory notes of Eric S. Rosenfeld and David D. Sgro, who are directors and founding stockholders of the Corporation, with aggregate principal amounts of $300,000 and $200,000, respectively, to extend the maturity date to December 31, 2013. Also, the principal balance of the Notes may be converted, at the holder’s option, to warrants at a price of $0.50 per warrant, or up to an aggregate of 1,000,000 warrants (the “Convertible Debt Warrants”), upon the effectiveness of stockholder approval of the conversion. Each Convertible Debt Warrant will be exercisable for one share of our common stock at a cash exercise price of $12.00, or on a “cashless basis” at the holder’s option. The Convertible Debt Warrants will expire on June 24, 2016. Messrs. Rosenfeld and Sgro intend to exchange the Convertible Debt Warrants.  This note Conversion constitutes an equity compensation arrangement for Messrs. Rosenfeld and Sgro.

On October 31, 2013, the Corporation entered into an Amendment No. 3 to Credit Agreement to lower the total capital expenditure limits for 2013 and 2014 from $47.5 million and $30.0 million, respectively, to $18.0 million, relax certain other financial covenants, and obtain certain limited waivers. These limited waivers related to failure to comply with the financial covenants for the quarter ended September 30, 2013, the existence of the convertible notes issued to Eric S. Rosenfeld and David D. Sgro, any failure to obtain the Administrative Agent’s approval of certain agreements concerning the Corporations securities, and the restatement of certain of the Corporation’s prior financial statements.

In addition, the Amendment No.3 provides for certain restrictions until the date the Corporation’s financial statements for the third quarter of 2014 are delivered to the Administrative Agent including disallowance of the sale of the Corporation’s securities by certain Former SAE stockholders, limiting the payment of interest under the Corporation’s $17.5 million subordinated notes issued in connection with the Merger issued to the stockholders of Former SAE, and restricting the dividends that may be paid by the Corporation’s direct and indirect subsidiaries to their respective stockholders.   In addition, Amendment No.3 eliminates the conditional amendments included in the Amendment No. 2 and Consent to Credit Agreement dated as of June 24, 2013, which were conditioned upon the Corporation borrowing an additional $20 million under the Credit Agreement.

As modified by Amendment No. 3, the Corporation is in compliance with the covenants of the 2012 Credit Agreement as of September 30, 2013.

On October 31, 2013, in connection with the execution of Amendment No. 3 to the 2012 Credit Agreement, CLCH, Seismic Management Holdings Inc. and Brent Whiteley, entered into a waiver agreement with the Corporation, pursuant to which they agreed to allow the withholding of the interest payments payable to them in respect of their individual interests as stockholders of Former SAE under the $17.5 million note issued in connection with the Merger, until such payments are permitted to be made under the 2012 Credit Agreement, which is expected to be in the fourth quarter of 2014. The Corporation expects to accrue $644,778 of such interest payments for the fourth quarter of 2013 and to accrue an additional $644,778 during each of the first three quarters of 2014.

On November 1, 2013, the Corporation’s non-employee director share incentive plan (the “2013 Non-Employee Director Plan”) became effective, which provides for discretionary grants of stock awards to the Corporation’s independent non-employee directors, as determined by the Corporation’s board of directors from time to time. The awards may take the form of unrestricted or restricted shares of the Corporation’s common stock or options to purchase shares of the Corporation’s common stock.

The Corporation has reserved 400,000 shares of common stock for issuance under the 2013 Non-Employee Director Plan.

NOTE 21 — SUBSEQUENT EVENTS (unaudited)

The Corporation is reissuing its 2012 financial statements in connection with a securities offering. In connection with the reissuance of these financial statements, the Corporation has considered whether there are other subsequent events that have occurred through the date of reissuance that require recognition or disclosure in the 2012 financial statements and believes there are no such events, except as disclosed below.

The Corporation entered into Amendment No. 2 to the 2012 Credit Agreement on June 24, 2013, and the Corporation and the Borrowers under the 2012 Credit Agreement received a commitment to fund, at the Corporation’s election and subject to the satisfaction of customary closing conditions, the full $20 million of the additional loans available to the Borrowers under the 2012 Credit Agreement. The Corporation incurred $1.5 million of financing costs that were deferred and capitalized as deferred financing costs and are being amortized into interest expense under the effective interest method. The Corporation also incurred $1.0 million in third-party fees relating to financing that were expensed in the second quarter of 2013.

The Corporation entered into Amendment No. 3 to the 2012 Credit Agreement on October 31, 2013, due to the Corporation’s performance during the quarter ending September 30, 2013. Amendment No. 3 revised the covenants of the 2012 Credit Agreement and included waivers of certain defaults and event of defaults occurring prior to October 31, 2013. The Corporation incurred $1.25 million of financing costs that are deferred and capitalized as deferred financing costs and are being amortized into interest expense under the effective interest method.